FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:   12/31/97 (b)


Is this a transition report?: (Y/N) N


Is this an amendment to a previous filing? (Y/N) N


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.	A.  Registrant Name: Pruco Life of New Jersey Single Premium Variable Life
       Account
  	B.  File Number: 811-4377
  	C.  Telephone Number: 973-802-6000

2.	A.  Street: 213 Washington Street
  	B.  City: Newark
  	C.  State: NJ
  	D.  Zip Code:07102 Zip Ext: 2992
  	E.  Foreign Country:     				Foreign Postal Code:

3.  	Is this the first filing on this form by Registrant?(Y/N) N

4.  	Is this the last filing on this form by Registrant?(Y/N) N

5.  	Is Registrant a small business investment company (SBIC)?(Y/N) N

6.  	Is Registrant a unit investment trust(UIT)?(Y/N) Y
   	(If answer is "Y" (yes) complete only items 111 through 132)

7.  	A.  Is Registrant a series or multiple portfolio company?(Y/N) __
        	(If answer is "N" (No), go to item 8.)

    	B.  How many separate series or portfolios did Registrant have at the end
         of the 	period?  _______________________


SCREEN NUMBER:  01	PAGE NUMBER: 01
For period ending 12/31/97          	If filing more than one
File number 811-4377             	Page 2, "X":



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


 											 Is this the
 Series										 last filing
 Number  	Series Name								for this series?

    1	     										 (Y/N)


























SCREEN NUMBER:  02	PAGE NUMBER: 02
(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)


For period ending 12/31/97              	If filing more than one
File number 811- 4377            	Page 47, "X":

UNIT INVESTMENT TRUSTS
111.*	A.  Depositor Name: Pruco Life Insurance Company of New Jersey
     	B.  File Number (If any):
     	C.  City: Newark        State: NJ   Zip Code: 07102 Zip Ext: 3777
         	Foreign Country:                 Foreign Postal Code:
111.*	A.  Depositor Name:
     	B.  File Number (If any):
     	C.  City:               State:      Zip Code:       Zip Ext:
         	Foreign Country:                 Foreign Postal Code:

112. *A.  Sponsor Name:
     	B.  File Number (If any):
     	C.  City:               State:      Zip Code:       Zip Ext:
         	Foreign Country:                 Foreign Postal Code:
112. *A.  Sponsor Name:
     	B.  File Number (If any):
     	C.  City:               State:      Zip Code:       Zip Ext:
         	Foreign Country:                 Foreign Postal Code:

















SCREEN NUMBER: 55	PAGE NUMBER: 47


For period ending 12/31/97      	If filing more than one
File number 811- 4377            	Page 48, "X":


113. 	A.  Trustee Name:
 *   	B.  City:                 State:         Zip Code:_____ Zip Ext:
         	Foreign Country:                 Foreign Postal Code:
113.  A.  Trustee Name:
 *   	B.  City:                 State:        Zip Code:       Zip Ext:
         	Foreign Country:                 Foreign Postal Code:

114. 	A.  Principal Underwriter Name: Pruco Securities Corporation
 *   	B.  File Number: 8-
     	C.  City: Newark        State: NJ   Zip Code: 07102 Zip Ext: 2992
         	Foreign Country:                 Foreign Postal Code:
114. 	A.  Principal Underwriter Name:
 *   	B.  File Number: 8-
     	C.  City:                 State:        Zip Code:       Zip Ext:
         	Foreign Country:                 Foreign Postal Code:

115. 	A.  Independent Public Accountant Name:  Price Waterhouse, LLP
 *   	B.  City: NY      State: NY    Zip Code: 10036       Zip Ext:
         	Foreign Country:                 Foreign Postal Code:
115. 	A.  Independent Public Accountant Name:
 *   	B.  City:                 State:        Zip Code:       Zip Ext:
         	Foreign Country:                 Foreign Postal Code:


















SCREEN NUMBER: 56	PAGE NUMBER: 48


For period ending 12/31/97        	If filing more than one
File number 811-4377            	Page 49, "X":


116. 	A.  Is Registrant part of a family of investment companies?(Y/N)
 *
     	B.  Identify the family in 10 letters:  __________________
          (NOTE: In filing this form, use this identification  consistently
          for all investment 	companies in family.  This  designation is for
          purposes of this form only.)

117. 	A.  Is Registrant a separate account of an insurance company?(Y/N)
 *

     	If answer is "Y" (Yes), are any of the following types of contracts
      funded by the 	Registrant?:

B.  Variable annuity contracts?(Y/N):____________________________

C.  Scheduled premium variable life contracts:______________            Y/N

D.  Flexible premium variable life contracts:____________________Y/N


E.  Other types of insurance products registered under the Securities Acts of
  	    1933?(Y/N)__________________________

118.  State the number of series existing at the end of the period that
 *    had 	securities registered under the Securities Act of 1933 ___


119.  State the number of new series for which registration statements
 *    under 	the Securities Act of 1933 became effective during the  period

120.  State the total value of the portfolio securities on the date of
 *    deposit for the new series included in item 119 ($000's omitted)


121.  State the number of series for which a current prospectus was in
 *   	existence at the end of the period ___

122.  State the number of existing series for which additional units
 *   	were registered under the Securities Act of 1933 during the
	     period___

SCREEN NUMBER: 57	PAGE NUMBER: 49


For period ending 12/31/97      	If filing more than one
File number 811-4377             	Page 50, "X":

123.  State the total value of the additional units considered in
 *    answering 	item 122 ($000's omitted)           $

124.  State the total value of units prior series that were placed in
 *   	the portfolios of subsequent series during the current period
     	(the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)



125.  State the total dollar amount of sales loads collected (before
 *   	reallowances to other brokers or dealers) by Registrant's
     	principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
     	omitted)                                       $

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     	Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
     	series.)($000's omitted)                       $

127.  List opposite the appropriate description below the number of
     	series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of
     	the current period of each such group of series and the total
     	income distributions made by each such group of series during the
     	current period (excluding distributions of realized gains, if   any):

                            		  Number of  Total Assets    Total Income
                               		 Series     ($000's       Distributions
                             		 Investing    omitted)    ($000's omitted)

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
     debt of brokers' or dealers'
     parent
F.  All other corporate intermed.
     & long term debt
G.  All other corporate short-
     term debt
H.  Equity securities of brokers
     or dealers or parents of
     brokers or dealers
I.   Investment company equity
     securities
J.  All other equity securities    1     $48,764
K.  Other securities
L.  Total assets of all series of  1     $48,764
     registrant



SCREEN NUMBER: 58	PAGE NUMBER:50
































For period ending 12/31/97      	If filing more than one
File number 811-4377             	Page 51, "X":

128.  Is the timely payment of principal and interest on any of the
 *   	portfolio securities held by any of Registrant's series at the
     	end of the current period insured or guaranteed by an entity
     other than the issuer?(Y/N)                                  N


129.  Is the issuer of any instrument covered in item 128 delinquent or
 *   	in default as to payment of principal or interest at the end of
     	the current period?(Y/N)

130.  In computations of NAV or offering price per unit, is any part of
 *   	the value attributed to instruments identified in item 129 derived
     	from insurance or guarantees?(Y/N)


131.  Total expenses incurred by all series of Registrant during the
     	current reporting period ($000's omitted)               $533

132.  	List the "811" (Investment Company Act of 1940) registration
 *    	number for all Series of Registrant that are being included in
      	this filing:


		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-











SCREEN NUMBER: 59	PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th Day of February, 1998.



The Prudential Insurance Company of America


By:  /S/ Linda Dougherty               Witness:   Michael Ostronic

         Linda Dougherty                         Michael Ostronic
         Vice President                          Controller,Accounting